Trade and other receivables	12 Months Ended
Dec. 31, 2023
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Trade and other receivables
22. Trade and other receivables

All figures in £ millions	2023	2022
Current

Trade receivables	694	824

Royalty advances	1	1

Prepayments	233	200

Investment in finance lease receivable	18	17

Accrued income	13	15

Other receivables	91	82

	1,050	1,139
Non-current

Trade receivables	1	1

Royalty advances	4	5

Prepayments	8	12

Investment in finance lease receivable	82	104

Accrued income	2	2

Interest receivable	3	3

Other receivables	35	12

	135	139
Accrued income represents contract assets which are unbilled amounts generally resulting from assessments and services revenue streams where revenue to be recognised over time has been recognised in excess of customer billings to date. Impairment charges on accrued income assets are £nil (2022: £nil). The carrying value of the Group’s trade and other receivables approximates its fair value. Trade receivables are stated net of provisions for bad and doubtful debts.
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2023	2022
At 1 January	(69)	(63)

Exchange differences	2	(3)

Income statement movements	3	(18)

Utilised	9	12

Disposal of businesses	4	3

At 31 December	(51)	(69)
Concentrations of credit risk with respect to trade receivables are limited due to the Group’s large number of customers, who are internationally dispersed.
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2023	2022
Within due date and one month past due date	564	663

One to three months past due date	83	118

Three to six months past due date	25	25

Six to nine months past due date	12	14

Nine to 12 months past due date	8	14

More than 12 months past due date	54	60

Gross trade receivables	746	894
The Group reviews its bad debt provision at least twice a year following a detailed review of receivable balances, historical payment profiles, and assessment of relevant forward-looking risk factors including macroeconomic trends. Management believes all the remaining receivable balances are fully recoverable.
The decrease in trade receivables held by the Group is driven by current year disposals.